Investment Objectives and Goals	Apr. 07, 2025
KraneShares 2x Long JD Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 2x Long JD Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of JD.com, Inc. (NASDAQ: JD).
KraneShares 2x Long BIDU Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 2x Long BIDU Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of Baidu Inc. (NASDAQ: BIDU).
KraneShares 2x Long TSM Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 2x Long TSM Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of Taiwan Semiconductor Manufacturing Company Ltd. (NYSE: TSM).
KraneShares 2x Long GRAB Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 2x Long GRAB Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of Grab Holdings Limited (NASDAQ: GRAB).
KraneShares 2x Long SE Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 2x Long SE Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of Sea Limited (NYSE: SE).
KraneShares 2x Long MELI Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 2x Long MELI Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of MercadoLibre, Inc. (NASDAQ: MELI).
KraneShares 2x Long ASML Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 2x Long ASML Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of ASML Holding N.V. (NASDAQ: ASML).